Securities trading and intermediation (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Summary of Securities, Trading and Intermediation Assets and Liabilities [Abstract]
Receivables from clearing organizations	R$ 811,748	R$ 1,521,064
Debtors pending settlement	5,568,093	4,985,532
Other securities trading and intermediation	67,026	129,373
Expected losses on securities training and intermediation	(147,384)	(136,872)
Financial Assets At Amortized Cost Securities Trading And Intermediation	6,299,483	6,499,097
Payables to clearing organizations	2,171,301	1,499,960
Creditors pending settlement	5,189,525	3,222,114
Customer's cash on investment account	15,059,980	13,752,904
Securities trading and intermediation liabilities.	R$ 22,420,806	R$ 18,474,978